UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2005
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	Aug 15, 2005



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 50

Form 13F Information Table Value Total : $150,300








                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2352    48000 SH       SOLE                    48000
Advent Software                COM              007974108     7848   387370 SH       SOLE                   387370
Affymetrix                     COM              00826T108     7650   141884 SH       SOLE                   141884
Agile Software                 COM              00846x105     2693   427435 SH       SOLE                   427435
ArthroCare                     COM              043136100     4413   126300 SH       SOLE                   126300
Atheros                        COM              04743p108     1830   227045 SH       SOLE                   227045
Automatic Data Processing, Inc COM              053015103      290     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     4389   499876 SH       SOLE                   499876
BP Amoco PLC                   COM              055622104     1189    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1252       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1589      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     7356   626548 SH       SOLE                   626548
Cisco Systems                  COM              17275R102      258    13500 SH       SOLE                    13500
Corgentech Inc.                COM              21872p105       32    12300 SH       SOLE                    12300
Dolby Laboratories Inc         COM              25659T107     3397   153995 SH       SOLE                   153995
EMC Corporation                COM              268648102      480    35042 SH       SOLE                    35042
Electronic Arts                COM              285512109     8377   147971 SH       SOLE                   147971
Exelixis Inc                   COM              30161Q104     1300   174940 SH       SOLE                   174940
FormFactor                     COM              346375108     6693   253337 SH       SOLE                   253337
General Electric               COM              369604103     1941    56016 SH       SOLE                    56016
General Mills                  COM              370334104      624    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      478    10000 SH       SOLE                    10000
IBM                            COM              459200101     1752    23616 SH       SOLE                    23616
Ilumina                        COM              452327109     2427   201078 SH       SOLE                   201078
Inhibitex                      COM              45719T103     1338   177030 SH       SOLE                   177030
Intel Corp.                    COM              458140100     2602   100000 SH       SOLE                   100000
Intuit                         COM              461202103     5951   131932 SH       SOLE                   131932
Johnson & Johnson              COM              478160104     1048    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     7599   301772 SH       SOLE                   301772
Linear Technology              COM              535678106     8321   226795 SH       SOLE                   226795
Magma Design                   COM              559181102     2238   267718 SH       SOLE                   267718
Maxim Intgrtd. Prod.           COM              57772K101     4975   130172 SH       SOLE                   130172
Minnesota Mining               COM              604059105      289     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     4149   191555 SH       SOLE                   191555
Nektar Therapeutics            COM              640268108     3416   203000 SH       SOLE                   203000
Nuvelo Inc                     COM              67072M301      558    72190 SH       SOLE                    72190
PMC-Sierra Inc                 COM              69344F106     3637   389769 SH       SOLE                   389769
Pfizer, Inc.                   COM              717081103     1379    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     2620   112872 SH       SOLE                   112872
Royal Dutch Petrol             COM              780257804      260     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     2848   139070 SH       SOLE                   139070
Schering-Plough                COM              806605101     1205    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      608     8000 SH       SOLE                     8000
Siebel                         COM              826170102     5013   563224 SH       SOLE                   563224
Target CP                      COM              239753106      987    18140 SH       SOLE                    18140
Vertex Pharm.                  COM              92532F100     2502   148470 SH       SOLE                   148470
Vitesse Semi.                  COM              928497106     2967  1426300 SH       SOLE                  1426300
Webmethods                     COM              94768c108      218    39000 SH       SOLE                    39000
Yahoo                          COM              984332106    10994   317281 SH       SOLE                   317281
Zhone Technology               COM              98950P108     1968   587466 SH       SOLE                   587466